Note 6 - License Revenue with Affiliate	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
Note
6
- License Revenue with Affiliate

	Year Ended December 31,
(in thousands)	2019	2018

License revenue with affiliate	$198	$1,023

License revenue with affiliate for the years ended
December 31, 2019
and
2018
represents revenue from a License Agreement with Lee’s (HK) and constitutes a contract with a customer accounted for in accordance with ASC Topic
606,
which we adopted effective
January 1, 2018
(see,
Note
5
- Accounting Policies and Recent Accounting Pronouncements, and Note
16
- Collaboration, Licensing and Research Funding Agreements). There was
no
impact to License revenue with affiliate previously recognized as a result of the adoption of ASC Topic
606.
All revenue related to the License Agreement was recognized as of the second
quarter of
2019
and
no
future material performance obligations are due.